10. Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2017	1,294,045	$2.82 - 12.00	2.99 years	$–	$8.14
Options Granted	–
Options Exercised	–
Options Cancelled	–
Options Expired	–
Balance at March 31, 2018	1,294,045	$2.82 - 12.00	2.74 years	$–	$8.14

Exercisable December 31, 2017	1,070,869	$2.82 - 9.00	2.96 years	$–	$7.44
Exercisable March 31, 2018	1,070,869	$2.82 - 9.00	2.72 years	$–	$7.44

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2016	1,373,554	$2.82 - 12.00	3.99 years	$280,642	$8.14
Options Granted	-
Options Exercised	-
Options Cancelled	79,509
Options Expired	-
Balance at December 31, 2017	1,294,045	$2.82 - 12.00	2.99 years	$-	$8.14

Exercisable December 31, 2016	452,535	$2.82 - 6.00	3.95 years	$263,375	$5.29
Exercisable December 31, 2017	1,070,869	$2.82 - 9.00	2.96 years	$-	$7.44

Schedule of assumptions used
Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years

Exercise Price	$2.82 - $12.00
Dividend Yield	0%
Volatility	100% - 137%
Risk-free interest rate	0.89% - 1.25%
Expected life of options	2.5 - 3.5 years